Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Operating Lease Liabilities
	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	US$
	117,329	111,363	27,281
Operating lease liabilities
Current	31,001	41,290	10,115
Non-current	86,328	70,073	17,166
	117,329	111,363	27,281

Schedule of Remaining Contractual Maturities of Operating Lease Liabilities

The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of June 30, 2026:

	For the Six Months Ended June 30, 2026 (Unaudited)
	MYR	US$
2026
Total future lease payments	120,679	29,564
Less: imputed interest	(9,316)	(2,282)
Present value of lease obligation	111,363	27,281